Financial Risks - Summary of Income Received From Investments in RMBSs, SMBSs and ABSs (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Gains and losses on total value of investments [line items]
Interest income	€ 417	€ 476
Total gains and losses on sale of assets	(28)	245
Total	389	721
Investments	11,596	12,446
Residential mortgage- backed securities [member]
Gains and losses on total value of investments [line items]
Interest income	140	174
Total gains and losses on sale of assets	(3)	95
Total	137	269
Investments	2,585	3,655
Commercial mortgage- backed securities (CMBSs) [member]
Gains and losses on total value of investments [line items]
Interest income	139	159
Total gains and losses on sale of assets	(41)	53
Total	98	212
Investments	4,013	4,086
Asset backed securities [member]
Gains and losses on total value of investments [line items]
Interest income	54	56
Total gains and losses on sale of assets		26
Total	54	82
Investments	2,447	2,327
ABSs - other [member]
Gains and losses on total value of investments [line items]
Interest income	84	87
Total gains and losses on sale of assets	15	71
Total	99	158
Investments	€ 2,552	€ 2,378